Short-term investments - Summary of Short-term Investments (Footnotes) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	May 24, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Short-term Investments [line items]
Short-term, listed securities		R$ 645,826	R$ 1,645,952
Long-term investments		1,238,476	0
Treasury notes
Disclosure of Short-term Investments [line items]
Short-term, listed securities		344,032	465,538
Structured notes linked to LFTs
Disclosure of Short-term Investments [line items]
Short-term, listed securities		1,336,344	6,463,986
Corporate bonds
Disclosure of Short-term Investments [line items]
Short-term, listed securities		301,794	210,229
Equity securities
Disclosure of Short-term Investments [line items]
Short-term, listed securities		0	970,353
Change in fair value of assets at FVPL		1,264,213
Equity securities | Banco Inter
Disclosure of Short-term Investments [line items]
Long-term investments	R$ 2,480,003
Percentage of ownership interests held by non-controlling interests	4.99%
Other comprehensive income
Disclosure of Short-term Investments [line items]
Change in fair value in OCI		R$ 216,466	R$ 40,336	R$ (938)